Significant Accounting Policies (Details) - Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase	12 Months Ended
May 31, 2008
Bottom of range [member] | Software [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	3 years
Bottom of range [member] | Copyright [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	2 years
Top of range [member] | Software [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	10 years
Top of range [member] | Copyright [Member]
Significant Accounting Policies (Details) - Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	49 years